As filed with the Securities and Exchange Commission on November 29, 2004

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6194

The Chaconia Income & Growth Fund, Inc.
(Exact name of registrant as specified in charter)

C/O U.S. Bancorp Fund Services, LLC
615 E. Michigan St., Third Floor, Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Foley & Lardner LLP, 777 E. Wisconsin Avenue, Milwaukee, WI 53202
(Name and address of agent for service)

1-800-368-3322
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2004

Date of reporting period: September 30, 2004

Item 1. Schedule of Investments.

CHACONIA INCOME & GROWTH FUND, INC.
Schedule of Investments
September 30, 2004 (Unaudited)

Shares			Value
		COMMON STOCKS - 75.0%
		Aerospace & Defense - 1.3%
5,500		The Boeing Company	$ 283,910

		Basic Materials - 2.2%
10,500		The Dow Chemical Company	474,390

		Capital Goods - 0.8%
5,300		General Electric Company	177,974

		Consumer Cyclicals - 1.4%
14,200		The TJX Companies, Inc.	312,968

		Consumer Staples - 2.9%
6,800		Target Corporation	307,700
14,000		The Walt Disney Company (a)	315,700
			623,400

		Electric Services - 1.2%
11,200		Duke Energy Corporation	256,368

		Financial Services - 17.1%
8,000		Bank of America Corporation	346,640
12,600		Citigroup, Inc.	555,912
15,998		Countrywide Financial Corporation	630,161
7,600		Fannie Mae	481,840
6,800		Freddie Mac	443,632
5,000		The Goldman Sachs Group, Inc.	466,200
8,300		Merrill Lynch & Co, Inc.	412,676
8,148		Morgan Stanley	401,696
			3,738,757

		Food & Beverage - 4.4%
17,000		Darden Restaurants, Inc.	396,440
14,000		Yum! Brands, Inc.	569,240
			965,680

		Health Care - 11.0%
8,000		Abbott Laboratories	338,880
800		Anthem, Inc. (a)	69,800
6,525		Barr Pharmaceuticals Inc. (a)	270,331
7,900		Beckman Coulter, Inc.	443,348
6,500		Eli Lilly and Company	390,325
4,400		Express Scripts, Inc. (a)	287,496
8,000		Merck & Company Inc.	264,000
11,000		Pfizer, Inc.	336,600
			2,400,780

		Insurance - 3.4%
10,000		The Allstate Corporation	479,900
4,000		American International Group, Inc.	271,960
			751,860

		Integrated Oils - 9.6%
10,500		Apache Corporation	526,155
16,600		Burlington Resources, Inc.	677,280
4,000		Devon Energy Corporation	284,040
11,000		Occidental Petroleum Corporation	615,230
			2,102,705

		Multimedia - 0.7%
10,000		Time Warner Inc. (a)	161,400

		Mutual Funds - 5.9%
477,123		Trinidad & Tobago Unit Trust Corporation First Unit Scheme (a)(b)	1,295,676

		Semiconductors - 3.5%
24,000		Atmel Corporation (a)	86,880
21,600		Intel Corporation	433,296
7,000		International Rectifier Corporation (a)	240,100
			760,276

		Technology - 7.5%
15,700		Adaptec, Inc. (a)	119,320
31,400		Corning Incorporated (a)	347,912
31,200		Flextronics International Ltd. (a)(b)	413,400
5,000		International Business Machines Corporation (IBM)	428,700
13,300		SunGard Data Systems Inc. (a)	316,141
			1,625,473

		Telecommunications - 1.4%
9,000		CenturyTel, Inc.	308,160

		Transportation - 0.7%
2,500		Union Pacific Corporation	146,500

		Total Common Stocks (Cost $14,080,587)	16,386,277

Principal
Amount
		CORPORATE BONDS - 10.6%
		Automotive - 3.1%
300,000		Ford Motor Company
		6.50%, Due 8/1/2018	299,558
350,000		Household Finance Corporation
		7.20%, Due 7/15/2006	375,286
			674,844

		Consumer Merchandising - 1.6%
300,000		Wal-Mart Stores, Inc.
		7.25%, Due 6/1/2013	356,643

		Cruise Lines - 1.7%
350,000		Carnival Corp.
		6.15%, Due 4/15/2008 (b)	378,407

		Finance - 2.7%
		Private Export Funding Corporation
200,000		3.375%, Due 2/15/2009	198,202
250,000		6.49%, Due 7/15/2007	270,950
100,000		7.20%, Due 1/15/2010	115,821
			584,973

		Transportation - 1.5%
117,027		Burlington Northern and Santa Fe Railway Company
		5.943%, Due 1/15/2022	126,933
90,000		FedEx Corporation
		8.76%, Due 5/22/2015	106,463
100,000		Union Pacific Corporation
		4.698%, Due 1/2/2024	96,726
			330,122

		Total Corporate Bonds (Cost $2,191,633)	2,324,989

		NON-AGENCY MORTGAGE AND ASSET BACKED SECURITIES - 3.8%
200,000		American Express Credit Account Master Trust
		Series 2000-1, Class A, 7.20%, Due 9/15/2007	203,943
80,172		California Infrastructure PG&E-1
		Series 1997-1, Class A7, 6.42%, Due 9/25/2008	83,374
100,000		CenterPoint Energy Transition Bond Co LLC
		Series 2001-1, Class A4, 5.63%, Due 9/15/2015	107,915
90,000		Connecticut RRB Special Purpose Trust CL&P
		Series 2001-1, Class A5, 6.21%, Due 12/30/2011	99,601
96,834		Massachusetts RRB Special Purpose Trust WMECO-1
		Series 2001-1, Class A, 6.53%, Due 6/1/2015	106,816
100,000		PSE&G Transition Funding LLC
		Series 2001-1, Class A7, 6.75%, Due 6/15/2016	115,867
100,000		Public Service New Hampshire Funding LLC
		Series 2001-1, Class A3, 6.48%, Due 5/1/2015	112,482
			829,998

		Total Non-Agency Mortgage and Asset Backed Securities (Cost $808,840)	829,998

		U.S. GOVERNMENT AGENCY ISSUES - 8.3%
200,000		AID-ISRAEL
		5.50%, Due 12/4/2023	207,307
200,000		Amethyst
		4.62%, Due 4/15/2016	204,856
200,000		Fannie Mae
		7.00%, Due 7/15/2005	207,388
187,000		Rowan Companies Inc.
		5.88%, Due 3/15/2012	201,993
			821,544

		Government National Mortgage Association
		Real Estate Mortgage Investment Conduit Pass-Thru Certificates:
179,199		Series 2003-48, Class AB, 2.866%, Due 2/16/2020	175,967
197,029		Series 2002-83, Class A, 3.3126%, Due 4/16/2017	196,950
96,839		Series 2003-72, Class B, 4.3555%, Due 2/16/2030	97,522
			470,439

		Small Business Administration (SBA) Participation Certificates:
200,000		Series 2004-10C, Class 1, 4.23%, Due 5/1/2014	202,419
97,815		Series 2003-20J, Class 1, 4.92%, Due 10/1/2023	99,435
200,000		Series 2004-20E, Class 1, 5.18%, Due 5/1/2024	205,331
263,694		Series 2002-20H, Class 1, 5.31%, Due 8/1/2022	273,967
200,000		Series 2004-20F, Class 1, 5.52%, Due 6/1/2024	208,633
			989,785

		Total U.S. Government Agency Issues (Cost $2,227,613)	2,281,768

		U.S. TREASURY OBLIGATIONS - 1.0%
200,000		United States Treasury Bond
		6.00%, Due 2/15/2026	228,086

		Total U.S. Treasury Obligations (Cost $202,875)	228,086

		SHORT TERM INSTRUMENTS - 0.2%
		Money Market Mutual Funds - 0.2%
47,174		First American Treasury Obligations Fund - Class A, 0.9241% (c)	47,174

		Total Short Term Instruments (Cost $47,174)	47,174

		TOTAL INVESTMENTS (Cost $19,558,722) - 101.1%	22,098,292

		Liabilities in Excess of Other Assets - (1.1)%	(235,526)
		TOTAL NET ASSETS - 100.0%	$ 21,862,766

		Percentages are stated as a percent of net assets.

	(a)	Non Income Producing
	(b)	Foreign Security
	(c)	Variable Demand Note

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Chaconia Income & Growth Fund, Inc.
By	/s/ Michael Alexander
(Signature and Title)	Michael Alexander President

Date	11/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Alexander
(Signature and Title)	Michael Alexander President

Date	11/29/04

By	/s/ Eutrice Carrington
(Signature and Title)	Eutrice Carrington Treasurer

Date	11/29/04

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